Schedule of investments
Delaware Ivy Balanced Fund
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.06%
Connecticut Avenue Securities Trust Series 2022-R01 1M2 144A 7.235% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	$ 1,770,793
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	3,008,117	2,925,896
Series 2016-71 NB 3.00% 10/25/46	4,294,207	3,911,219

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	2,406,924	2,266,495
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 7.385% (SOFR + 2.05%) 12/25/33 #, •	4,323,200	4,412,029
Series 2023-HQA3 A1 144A 7.185% (SOFR + 1.85%) 11/25/43 #, •	1,069,864	1,084,393
Total Agency Collateralized Mortgage Obligations (cost $16,973,335)		16,370,825

Agency Mortgage-Backed Securities — 9.58%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	2,263,468	2,003,834
2.50% 8/1/36	2,282,943	2,064,971
3.00% 11/1/33	762,769	720,177

Fannie Mae S.F. 20 yr 2.00% 5/1/41	2,062,492	1,725,106
Fannie Mae S.F. 30 yr
2.00% 6/1/50	682,085	539,268
2.00% 3/1/51	1,907,765	1,498,555
2.00% 9/1/51	4,754,408	3,732,344
2.50% 8/1/50	1,723,313	1,438,329
2.50% 11/1/51	600,525	494,085
2.50% 1/1/52	163,294	133,788
2.50% 2/1/52	1,402,890	1,159,909
2.50% 4/1/52	1,974,911	1,623,679
3.00% 12/1/51	3,219,232	2,775,986
3.00% 5/1/52	2,418,082	2,072,924
3.00% 6/1/52	1,929,160	1,654,651
3.50% 7/1/50	5,388,811	4,856,712
3.50% 8/1/51	3,874,990	3,455,874
3.50% 6/1/52	5,530,679	4,944,375
3.50% 9/1/52	4,854,543	4,338,666
4.00% 6/1/52	1,340,528	1,227,602
4.50% 5/1/49	1,676,416	1,601,372
4.50% 1/1/50	1,883,661	1,827,750
4.50% 10/1/52	8,104,574	7,651,636
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 2/1/53	1,571,389	$ 1,482,169
5.00% 8/1/53	2,467,509	2,397,252
5.50% 10/1/52	3,867,827	3,829,655
5.50% 11/1/52	1,688,753	1,678,170
6.00% 5/1/53	1,099,000	1,108,392
6.00% 6/1/53	257,223	258,375
6.00% 9/1/53	5,835,663	5,853,633
Freddie Mac S.F. 20 yr
2.00% 3/1/41	7,428,160	6,274,137
2.50% 2/1/42	3,077,216	2,654,601
2.50% 3/1/42	1,032,854	890,302
3.00% 3/1/37	1,889,671	1,731,555
Freddie Mac S.F. 30 yr
2.00% 2/1/52	4,068,924	3,184,864
2.00% 3/1/52	2,953,981	2,314,289
2.50% 11/1/50	348,853	290,036
2.50% 12/1/51	1,616,889	1,342,635
2.50% 1/1/52	10,410,775	8,610,791
2.50% 5/1/52	1,296,657	1,059,567
3.00% 8/1/51	312,975	268,931
3.00% 1/1/52	7,484,171	6,372,672
3.50% 4/1/52	365,315	325,037
4.00% 9/1/49	1,000,511	933,149
4.00% 8/1/52	6,169,248	5,683,369
4.00% 9/1/52	2,330,837	2,136,696
4.50% 9/1/52	3,478,596	3,284,271
4.50% 10/1/52	4,488,414	4,234,819
5.00% 9/1/52	2,661,461	2,593,439
5.00% 6/1/53	6,528,193	6,309,860
5.50% 9/1/52	1,155,755	1,149,101
5.50% 11/1/52	912,977	906,058
5.50% 2/1/53	1,785,397	1,771,260
5.50% 3/1/53	1,985,350	1,973,927
5.50% 6/1/53	445,109	439,056
5.50% 9/1/53	2,012,154	2,002,184
GNMA II S.F. 30 yr
3.00% 12/20/51	1,520,083	1,325,365
3.00% 1/20/52	1,502,213	1,308,737
5.00% 9/20/52	1,463,535	1,426,440
5.50% 5/20/53	3,098,692	3,076,362
5.50% 2/20/54	1,411,987	1,409,427
Total Agency Mortgage-Backed Securities (cost $154,643,801)		147,432,176

Corporate Bonds — 9.31%
Banking — 2.60%
Banco Santander 5.588% 8/8/28	400,000	403,842
NQ- IV017 [0624] 0824 (3775126)    1

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
2.482% 9/21/36 μ	1,370,000	$ 1,093,287
5.468% 1/23/35 μ	450,000	449,710
5.819% 9/15/29 μ	1,001,000	1,022,144
6.204% 11/10/28 μ	2,555,000	2,632,078

Bank of Montreal 7.70% 5/26/84 μ	625,000	639,931
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,675,000	1,649,649
Barclays
6.224% 5/9/34 μ	406,000	416,256
7.385% 11/2/28 μ	443,000	466,936

Citibank 5.438% 4/30/26	370,000	371,429
Citizens Bank 6.064% 10/24/25 μ	2,585,000	2,583,808
Credit Agricole
144A 5.301% 7/12/28 #	435,000	435,638
144A 6.316% 10/3/29 #, μ	920,000	945,259
Deutsche Bank
3.729% 1/14/32 μ	718,000	605,659
6.72% 1/18/29 μ	1,232,000	1,271,880
6.819% 11/20/29 μ	852,000	886,361
7.146% 7/13/27 μ	420,000	430,311

Fifth Third Bancorp 6.361% 10/27/28 μ	170,000	173,769
Fifth Third Bank 5.852% 10/27/25 μ	1,430,000	1,428,874
Goldman Sachs Group
5.727% 4/25/30 μ	440,000	447,912
5.851% 4/25/35 μ	515,000	527,736
6.484% 10/24/29 μ	2,095,000	2,187,684

Huntington Bancshares 6.208% 8/21/29 μ	645,000	658,715
Huntington National Bank 4.552% 5/17/28 μ	250,000	243,686
ING Groep 6.083% 9/11/27 μ	305,000	308,522
JPMorgan Chase & Co.
5.00% 11/1/24 μ, ψ	2,476,000	2,470,466
5.012% 1/23/30 μ	520,000	516,116
5.571% 4/22/28 μ	575,000	579,780
5.766% 4/22/35 μ	1,195,000	1,226,537
6.254% 10/23/34 μ	249,000	264,229
KeyBank
4.15% 8/8/25	250,000	245,224
5.85% 11/15/27	479,000	477,578

Lloyds Banking Group 5.721% 6/5/30 μ	340,000	342,906
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.484% 9/16/36 μ	790,000	$ 625,294
5.831% 4/19/35 μ	959,000	983,412
6.138% 10/16/26 μ	1,085,000	1,092,466
6.296% 10/18/28 μ	728,000	751,375
6.407% 11/1/29 μ	633,000	660,615
6.627% 11/1/34 μ	575,000	621,250

PNC Financial Services Group 6.875% 10/20/34 μ	1,860,000	2,028,089
Popular 7.25% 3/13/28	375,000	385,431
State Street 4.993% 3/18/27	680,000	679,347
SVB Financial Group 4.57% 4/29/33 ‡	1,413,000	850,047
UBS Group 144A 5.699% 2/8/35 #, μ	250,000	249,847
US Bancorp
3.10% 4/27/26	1,320,000	1,266,465
4.653% 2/1/29 μ	508,000	497,235
5.384% 1/23/30 μ	200,000	200,576
5.678% 1/23/35 μ	450,000	451,903
6.787% 10/26/27 μ	255,000	262,621
		40,009,885
Basic Industry — 0.12%
Freeport-McMoRan 5.45% 3/15/43	715,000	679,646
LYB International Finance III
3.625% 4/1/51	510,000	351,075
5.50% 3/1/34	895,000	885,911
		1,916,632
Brokerage — 0.14%
Jefferies Financial Group
5.875% 7/21/28	1,472,000	1,487,306
6.05% 3/12/25	625,000	624,649
		2,111,955
Capital Goods — 0.20%
Amphenol 5.05% 4/5/27	300,000	299,838
Boeing 2.196% 2/4/26	1,265,000	1,189,536
Northrop Grumman 5.20% 6/1/54	810,000	759,062
Standard Industries 144A 4.375% 7/15/30 #	883,000	798,543
		3,046,979
Communications — 1.11%
American Tower
2.30% 9/15/31	1,765,000	1,440,746
5.20% 2/15/29	400,000	398,765
5.45% 2/15/34	350,000	347,086

AT&T 3.50% 9/15/53	1,500,000	1,019,051

2    NQ- IV017 [0624] 0824 (3775126)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

CCO Holdings 144A 4.25% 1/15/34 #	1,730,000	$ 1,314,588
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,540,253
Comcast 3.45% 2/1/50	4,325,000	3,054,558
Frontier Communications Holdings 144A 5.00% 5/1/28 #	475,000	447,982
Rogers Communications
5.00% 2/15/29	745,000	735,967
5.30% 2/15/34	830,000	814,745

Sprint Capital 6.875% 11/15/28	780,000	827,441
T-Mobile USA
3.875% 4/15/30	4,425,000	4,137,661
5.75% 1/15/34	270,000	277,678

Verizon Communications 2.875% 11/20/50	1,135,000	714,598
		17,071,119
Consumer Cyclical — 0.46%
Carnival 144A 4.00% 8/1/28 #	455,000	427,583
Ford Motor Credit
5.80% 3/5/27	585,000	585,249
5.80% 3/8/29	430,000	428,692
6.125% 3/8/34	325,000	321,686
6.798% 11/7/28	200,000	206,732
6.95% 6/10/26	425,000	433,335
General Motors
5.40% 4/1/48	521,000	466,548
5.95% 4/1/49	174,000	168,995
General Motors Financial
5.60% 6/18/31	225,000	223,394
5.95% 4/4/34	250,000	250,312
Home Depot
4.85% 6/25/31	175,000	173,677
4.875% 6/25/27	205,000	204,640
4.95% 6/25/34	525,000	519,730
Hyundai Capital America
144A 5.275% 6/24/27 #	295,000	293,794
144A 5.40% 6/24/31 #	315,000	312,460

VICI Properties 4.95% 2/15/30	2,075,000	2,003,371
		7,020,198
Consumer Non-Cyclical — 0.46%
AbbVie
4.95% 3/15/31	770,000	768,253
5.35% 3/15/44	295,000	291,819

Cardinal Health 5.125% 2/15/29	665,000	663,571
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA
3.50% 7/15/51	400,000	$ 267,613
5.45% 4/1/31	390,000	389,829
6.00% 4/1/54	545,000	538,854

Merck & Co. 2.75% 12/10/51	3,750,000	2,346,666
Royalty Pharma 5.90% 9/2/54	1,834,000	1,766,008
		7,032,613
Electric — 1.13%
AEP Texas 5.40% 6/1/33	220,000	214,351
Appalachian Power 4.50% 8/1/32	1,195,000	1,105,779
Commonwealth Edison 2.20% 3/1/30	2,070,000	1,777,230
Constellation Energy Generation 5.75% 3/15/54	680,000	659,602
DTE Energy 5.10% 3/1/29	565,000	560,577
Duke Energy Carolinas 4.95% 1/15/33	1,345,000	1,322,777
Entergy
2.80% 6/15/30	1,765,000	1,542,643
3.75% 6/15/50	700,000	495,738

Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,185,000	1,116,282
Florida Power & Light 3.15% 10/1/49	2,575,000	1,754,560
NextEra Energy Capital Holdings
5.55% 3/15/54	1,270,000	1,216,268
5.749% 9/1/25	1,370,000	1,373,451
Oglethorpe Power
5.05% 10/1/48	1,584,000	1,394,634
6.20% 12/1/53	145,000	148,917
PacifiCorp
5.10% 2/15/29	145,000	144,954
5.45% 2/15/34	245,000	242,118
5.80% 1/15/55	225,000	218,051

Southern California Edison 5.20% 6/1/34	540,000	527,486
Vistra Operations
144A 6.00% 4/15/34 #	250,000	250,766
144A 6.95% 10/15/33 #	1,310,000	1,403,005
		17,469,189
Energy — 0.99%
BP Capital Markets 4.875% 3/22/30 μ, ψ	785,000	742,521
BP Capital Markets America
4.812% 2/13/33	305,000	295,831
5.227% 11/17/34	385,000	382,270

NQ- IV017 [0624] 0824 (3775126)    3

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Cheniere Energy Partners
4.50% 10/1/29	680,000	$ 648,222
144A 5.75% 8/15/34 #	625,000	627,881
Diamondback Energy
5.20% 4/18/27	280,000	280,143
5.40% 4/18/34	626,000	620,003
5.75% 4/18/54	1,051,000	1,019,594
Enbridge
5.25% 4/5/27	275,000	275,060
5.70% 3/8/33	880,000	887,244
5.75% 7/15/80 μ	220,000	207,940
Energy Transfer
5.95% 5/15/54	440,000	428,733
6.10% 12/1/28	1,070,000	1,103,288
6.25% 4/15/49	985,000	980,734
6.50% 11/15/26 μ, ψ	950,000	939,408
Eni
144A 5.50% 5/15/34 #	405,000	401,425
144A 5.95% 5/15/54 #	430,000	422,628

Enterprise Products Operating 3.30% 2/15/53	1,025,000	690,881
Kinder Morgan
5.00% 2/1/29	210,000	207,714
5.20% 6/1/33	460,000	446,600

Occidental Petroleum 6.125% 1/1/31	766,000	784,503
Targa Resources Partners 5.00% 1/15/28	2,335,000	2,288,634
TotalEnergies Capital 5.488% 4/5/54	495,000	488,503
		15,169,760
Finance Companies — 0.49%
AerCap Ireland Capital DAC 6.50% 7/15/25	2,605,000	2,625,641
Air Lease
4.625% 10/1/28	608,000	589,825
5.10% 3/1/29	439,000	434,510

American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,879,675
Aviation Capital Group
144A 3.50% 11/1/27 #	1,635,000	1,531,296
144A 5.375% 7/15/29 #	515,000	509,159
		7,570,106
Insurance — 0.65%
Aon 5.00% 9/12/32	2,080,000	2,024,480
Aon North America
5.30% 3/1/31	910,000	907,819
5.75% 3/1/54	150,000	146,840

Athene Global Funding 144A 1.985% 8/19/28 #	170,000	148,069
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Athene Holding
3.45% 5/15/52	1,275,000	$ 816,078
3.95% 5/25/51	565,000	404,670
6.25% 4/1/54	325,000	325,493
Elevance Health
5.15% 6/15/29	515,000	516,499
5.375% 6/15/34	300,000	301,538

Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	3,803,034
UnitedHealth Group 4.90% 4/15/31	600,000	594,642
		9,989,162
Natural Gas — 0.07%
Atmos Energy 2.85% 2/15/52	495,000	306,527
Engie
144A 5.25% 4/10/29 #	405,000	404,457
144A 5.625% 4/10/34 #	385,000	383,420
		1,094,404
Real Estate Investment Trusts — 0.23%
Extra Space Storage 2.35% 3/15/32	4,400,000	3,507,275
		3,507,275
Technology — 0.66%
Apple 2.70% 8/5/51	430,000	273,324
Broadcom 144A 3.469% 4/15/34 #	1,450,000	1,236,612
CDW 3.276% 12/1/28	325,000	295,622
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,242,128
Entegris 144A 4.75% 4/15/29 #	535,000	512,277
Oracle
3.60% 4/1/50	2,136,000	1,496,325
4.65% 5/6/30	205,000	200,956

TSMC Global 144A 1.75% 4/23/28 #	4,400,000	3,922,150
		10,179,394
Total Corporate Bonds (cost $151,880,907)		143,188,671

Government Agency Obligation — 0.17%
Freddie Mac S.F. 30 yr 5.50% 9/1/53	2,655,436	2,620,898
Total Government Agency Obligation (cost $2,631,143)		2,620,898

4    NQ- IV017 [0624] 0824 (3775126)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 0.96%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	1,500,000	$ 1,498,203
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	500,000	499,906
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	2,500,000	2,498,953
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	3,000,000	2,988,252
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	2,000,000	2,007,912
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	2,700,000	2,723,627
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	2,500,000	2,497,260
Total Non-Agency Asset-Backed Securities (cost $14,698,361)		14,714,113

Non-Agency Collateralized Mortgage Obligations — 0.47%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.835% (SOFR + 1.50%) 10/25/43 #, •	3,844,158	3,868,397
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	3,493,972	3,355,373
Total Non-Agency Collateralized Mortgage Obligations (cost $7,180,639)		7,223,770

Non-Agency Commercial Mortgage-Backed Securities — 2.87%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	7,060,000	5,994,351
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	8,378,263
Series 2022-BNK39 B 3.348% 2/15/55 •	588,000	482,455
Series 2022-BNK39 C 3.379% 2/15/55 •	432,000	331,307
Series 2022-BNK40 A4 3.506% 3/15/64 •	8,150,000	7,169,417
Series 2022-BNK40 B 3.506% 3/15/64 •	1,000,000	825,884
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	7,498,911
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 B 3.202% 1/15/55 •	975,000	$ 757,358
Series 2022-B32 C 3.571% 1/15/55 •	1,196,000	894,332
Series 2022-B33 A5 3.458% 3/15/55	8,100,000	7,129,211
Series 2022-B33 B 3.735% 3/15/55 •	500,000	404,277
Series 2022-B33 C 3.735% 3/15/55 •	500,000	390,072

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	3,943,623
Total Non-Agency Commercial Mortgage-Backed Securities (cost $52,911,862)		44,199,461

US Treasury Obligations — 8.46%
US Treasury Bonds
3.875% 2/15/43	15,565,000	14,074,166
4.25% 2/15/54	8,510,000	8,105,110
4.375% 2/15/38	1,835,000	1,832,491
4.625% 5/15/44	5,070,000	5,061,286

US Treasury Floating Rate Note 5.46% (USBMMY3M + 0.15%) 4/30/26 •	15,735,000	15,738,049
US Treasury Notes
4.00% 2/15/34	25,515,000	24,771,478
4.25% 3/31/29	10,225,000	10,122,551
4.375% 5/15/34	16,180,000	16,186,320
4.50% 5/15/27	5,455,000	5,448,395
4.50% 5/31/29	26,005,000	26,185,815
4.50% 5/31/31	2,520,000	2,561,344
Total US Treasury Obligations (cost $131,132,140)		130,087,005
	Number of shares
Common Stocks — 60.59%
Communication Services — 5.44%
Alphabet Class A	170,081	30,980,254
Alphabet Class C	114,344	20,972,976
AT&T	580,089	11,085,501
Meta Platforms Class A	40,849	20,596,883
		83,635,614
Consumer Discretionary — 4.53%
Amazon.com †	187,095	36,156,109
AutoZone †	5,833	17,289,595

NQ- IV017 [0624] 0824 (3775126)    5

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Home Depot	47,094	$ 16,211,639
		69,657,343
Consumer Staples — 2.45%
Costco Wholesale	29,005	24,653,960
Procter & Gamble	78,491	12,944,736
		37,598,696
Energy — 1.15%
ConocoPhillips	130,135	14,884,841
Schlumberger	59,494	2,806,927
		17,691,768
Financials — 13.46%
Allstate	92,059	14,698,140
American Express	63,960	14,809,938
Aon Class A	38,547	11,316,628
Blackstone	99,965	12,375,667
Capital One Financial	176,168	24,390,460
CME Group	75,861	14,914,273
Fiserv †	142,192	21,192,296
JPMorgan Chase & Co.	73,734	14,913,439
KKR & Co.	267,518	28,153,594
Mastercard Class A	35,476	15,650,592
Morgan Stanley	216,813	21,072,055
Progressive	65,433	13,591,088
		207,078,170
Healthcare — 6.46%
Abbott Laboratories	163,846	17,025,238
Danaher	60,347	15,077,698
HCA Healthcare	85,195	27,371,450
UnitedHealth Group	50,943	25,943,232
Vertex Pharmaceuticals †	29,845	13,988,948
		99,406,566
Industrials — 3.02%
Airbus ADR	369,316	12,645,380
Howmet Aerospace	250,557	19,450,740
Hubbell	13,468	4,922,285
United Rentals	14,655	9,477,828
		46,496,233
Information Technology — 20.55%
Apple	202,872	42,728,901
Applied Materials	110,888	26,168,459
Microchip Technology	146,631	13,416,737
Micron Technology	63,448	8,345,315
Microsoft	170,787	76,333,250
NVIDIA	405,256	50,065,326
Salesforce	44,189	11,360,992
SAP ADR	32,855	6,627,182
Seagate Technology Holdings	109,124	11,269,235
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	155,557	$ 27,037,362
TE Connectivity	146,594	22,052,135
Zebra Technologies Class A †	66,778	20,629,728
		316,034,622
Materials — 2.86%
Crown Holdings	147,255	10,954,299
Linde	44,369	19,469,561
Sherwin-Williams	45,449	13,563,345
		43,987,205
Utilities — 0.67%
NextEra Energy	145,729	10,319,071
		10,319,071
Total Common Stocks (cost $574,027,310)		931,905,288

Exchange-Traded Funds — 2.88%
iShares Latin America 40 ETF	166,760	4,128,977
iShares MSCI China ETF	135,046	5,694,890
iShares MSCI Emerging Markets Asia ETF	88,302	6,400,129
Vanguard S&P 500 ETF	56,077	28,045,790
Total Exchange-Traded Funds (cost $44,835,787)		44,269,786

Short-Term Investments — 3.72%
Money Market Mutual Funds — 3.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	14,283,816	14,283,816
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	14,283,816	14,283,816
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	14,283,816	14,283,816

6    NQ- IV017 [0624] 0824 (3775126)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	14,283,816	$ 14,283,816
Total Short-Term Investments (cost $57,135,264)		57,135,264

Total Value of Securities—100.07% (cost $1,208,050,549)		1,539,147,257
Liabilities Net of Receivables and Other Assets—(0.07%)★		(1,054,418)
Net Assets Applicable to 68,971,139 Shares Outstanding—100.00%		$1,538,092,839
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $46,498,054, which represents 3.02% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
φ	Step coupon bond. Stated rate in effect at June 30, 2024 through maturity date.
†	Non-income producing security.
★	Includes $494,956 cash collateral held at broker for futures contracts as of June 30, 2024.

 The following forward foreign currency exchange contracts and futures contracts were outstanding at June 30, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	AUD	3,960,000	USD	(2,650,012)	8/23/24	$—	$(4,200)
JPMCB	AUD	(3,960,000)	USD	2,639,197	8/23/24	—	(6,615)
JPMCB	JPY	426,300,000	USD	(2,768,358)	8/23/24	—	(95,064)
JPMCB	JPY	(426,300,000)	USD	2,707,480	8/23/24	34,186	—
Total Forward Foreign Currency Exchange Contracts						$34,186	$(105,879)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
36	US Treasury 5 yr Notes	$3,836,813	$3,810,179	9/30/24	$26,634	$—	$(3,937)
(61)	US Treasury 10 yr Notes	(6,709,047)	(6,684,760)	9/19/24	—	(24,287)	16,203
(186)	US Treasury 10 yr Ultra Notes	(21,116,813)	(20,911,454)	9/19/24	—	(205,359)	90,094
199	US Treasury Long Bonds	23,544,187	23,840,934	9/19/24	—	(296,747)	(199,000)
NQ- IV017 [0624] 0824 (3775126)    7

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
11	US Treasury Ultra Bonds	$1,378,781	$1,363,598	9/19/24	$15,183	$—	$(18,219)
Total Futures Contracts			$1,418,497		$41,817	$(526,393)	$(114,859)
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
JPY – Japanese Yen
USD – US Dollar

8    NQ- IV017 [0624] 0824 (3775126)